UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sy Jacobs
Title:  President
Phone:  (212) 271-5576


Signature, Place and Date of Signing:

/s/ Sy Jacobs                         New York, NY            May 5, 2006
------------------------       -----------------------   -----------------------
 [Signature]                       [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total: $147,808
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number           Name
---        --------------------           ----

1.         28-11646                       JAM Partners, LP


                                                FORM 13F INFORMATION TABLE
                                              Jacobs Asset Management, LLC
                                                  March 31, 2006



COLUMN 1                     COLUMN  2      COLUMN 3     COLUMN 4     COLUMN 5           COLUMN 6      COLUMN 7       COLUMN 8

                             TITLE                        VALUE   SHRS OR    SH/ PUT/   INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER               OF CLASS       CUSIP       (X$1000)  PRN AMT    PRN CALL   DISCRETION     MGRS  SOLE     SHARED   NONE
--------------               --------       -----       --------  -------    --------   ----------     ----  ----     ------   ----
NICHOLAS FINANCIAL INC       COM NEW        65373J209    2,273      190,875  SH         SHARED-DEFINED  1             190,875
SCOTTISH RE GROUP LTD        ORD            G7885T104    5,582      225,000  SH         SHARED-DEFINED  1             225,000
AMERICAN BANCORP N J INC     COM            02407E104    3,058      280,000  SH         SHARED-DEFINED  1             280,000
ANWORTH MORTGAGE ASSET CP    COM             37347101   10,218    1,300,000  SH         SHARED-DEFINED  1           1,300,000
BANK RHODE ISLAND INC        COM             59690107    1,742       49,900  SH         SHARED-DEFINED  1              49,900
BANKATLANTIC BANCORP         CL A            65908501      659       45,800  SH         SHARED-DEFINED  1              45,800
BROADWAY FINL CORP DEL       COM            111444105      789       71,721  SH         SHARED-DEFINED  1              71,721
CAPITAL ONE FINL CORP        COM            14040H105    3,020       37,500  SH         SHARED-DEFINED  1              37,500
CAPSTEAD MTGCORP             COM NO PAR     14067E506    4,097      581,200  SH         SHARED-DEFINED  1             581,200
CENTENNIAL BK HLDGS
  INC DEL                    COM            151345303    4,258      363,966  SH         SHARED-DEFINED  1             363,966
CENTRAL BANCORP
  INC MASS                   COM            152418109    2,010       69,757  SH         SHARED-DEFINED  1              69,757
CENTURY BANCORP INC          CL A NON VTG   156432106    6,096      210,000  SH         SHARED-DEFINED  1             210,000
CERES GROUP INC              COM            156772105    1,962      355,426  SH         SHARED-DEFINED  1             355,426
CITIGROUP INC                COM            172967101    5,904      125,000  SH         SHARED-DEFINED  1             125,000
COUNTRYWIDE
  FINANCIAL CORP             COM            222372104    8,074      220,000  SH         SHARED-DEFINED  1             220,000
FEDFIRST FINL CORP           COM            31429X105      995      100,000  SH         SHARED-DEFINED  1             100,000
FIRST ADVANTAGE
  CORPORATION                CL A           31845F100      361       14,938  SH         SHARED-DEFINED  1              14,938
FIRST INVS FINL
  SVCS GROUP INC             COM            32058A101    3,528      500,000  SH         SHARED-DEFINED  1             500,000
GOLD BANC CORP INC           COM            379907108    4,404      240,414  SH         SHARED-DEFINED  1             240,414
IMPAC MTG HLDGS INC          COM            45254P102      736       76,400      CALL   SHARED-DEFINED  1              76,400
IMPAC MTG HLDGS INC          COM            45254P102    7,086      735,100  SH         SHARED-DEFINED  1             735,100
LUMINENT MTG CAP INC         COM            550278303    6,083      750,000  SH         SHARED-DEFINED  1             750,000
MARTEN TRANSLTD              COM            573075108    3,375      186,572  SH         SHARED-DEFINED  1             186,572
NETBANK INC                  COM            640933107    2,715      375,000  SH         SHARED-DEFINED  1             375,000
NORTH FORK
  BANCORPORATION NY          COM            659424105    2,883      100,000  SH         SHARED-DEFINED  1             100,000
NORTH VALLEY BANCORP         COM            66304M105    2,510      139,766  SH         SHARED-DEFINED  1             139,766
NOVASTAR FINL INC            COM            669947400    1,083       32,400  SH         SHARED-DEFINED  1              32,400
OPTEUM INC                   CL A           68384A100    5,993      700,100  SH         SHARED-DEFINED  1             700,100
ORIGEN FINL INC              COM            68619E208    2,386      392,500  SH         SHARED-DEFINED  1             392,500
PROVIDENT FINL HLDGS I       COM            743868101    3,912      120,000  SH         SHARED-DEFINED  1             120,000
REPUBLIC FIRST
  BANCORP INC                COM            760416107    1,078       73,415  SH         SHARED-DEFINED  1              73,415
SCS TRANS INC                COM            81111T102      873       30,000  SH         SHARED-DEFINED  1              30,000
SOVEREIGN BANCORP INC        COM            845905108    6,025      275,000  SH         SHARED-DEFINED  1             275,000
SPECIALTY
  UNDERWRITERS ALLIA         COM            84751T309    3,560      523,500  SH         SHARED-DEFINED  1             523,500
STATE NATIONAL
  BANCSHARES INC             COM            857124101    4,690      172,124  SH         SHARED-DEFINED  1             172,124
BANCORP INC DEL              COM            05969A105    6,106      248,700  SH         SHARED-DEFINED  1             248,700
UNIONBANCAL CORP             COM            908906100    5,360       76,400  SH         SHARED-DEFINED  1              76,400
WACHOVIA CORP 2ND NEW        COM            929903102    6,166      110,000  SH         SHARED-DEFINED  1             110,000
WILLIS LEASE
  FINANCE CORP               COM            970646105    6,158      549,785  SH         SHARED-DEFINED  1             549,785





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